Other Reserves - Summary of Other Reserves (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of reserves within equity [Line Items]
Beginning balance	£ 9,911	£ 8,335	£ 10,112
Movements in relation to cash flow hedges recognised in income and expense	(45)	(34)	1
Tax recognised in other comprehensive income	343	(262)	445
Ending balance	10,167	9,911	8,335
Capital Redemption Reserve [Member]
Disclosure of reserves within equity [Line Items]
Beginning balance	27	27	27
Ending balance	27	27	27
Adjusted equity, At 1 April 2018		27
Other reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	534	884	685
Exchange differences	64	(188)	227
Net fair value gain (loss) on cash flow hedges	176	(368)	884
Movements in relation to cash flow hedges recognised in income and expense	(18)	277	(938)
Fair value movement on available-for-sale assets	3	11	(3)
Tax recognised in other comprehensive income	(41)	1	29
Transfer to realised profit		(83)
Ending balance	718	534	884
Adjusted equity, At 1 April 2018		534
Other reserves [member] | Cash Flow Reserve [Member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(37)	127	173
Net fair value gain (loss) on cash flow hedges	168	(368)	884
Movements in relation to cash flow hedges recognised in income and expense	(31)	277	(938)
Tax recognised in other comprehensive income	(37)	10	8
Transfer to realised profit		(83)
Transfer to cost of hedging reserve		81
Ending balance	144	(37)	127
Adjusted equity, At 1 April 2018		44
Other reserves [member] | Fair Value Reserve [Member]
Disclosure of reserves within equity [Line Items]
Beginning balance	24	13	16
Fair value movement on available-for-sale assets	3	11	(3)
Ending balance	27	24	13
Adjusted equity, At 1 April 2018		24
Other reserves [member] | Cost Of Hedging Reserve [Member]
Disclosure of reserves within equity [Line Items]
Net fair value gain (loss) on cash flow hedges	8
Movements in relation to cash flow hedges recognised in income and expense	13
Transfer to cost of hedging reserve		(81)
Ending balance	(60)
Adjusted equity, At 1 April 2018		(81)
Other reserves [member] | Translation Reserve [Member]
Disclosure of reserves within equity [Line Items]
Beginning balance	520	717	469
Exchange differences	64	(188)	227
Tax recognised in other comprehensive income	(4)	(9)	21
Ending balance	£ 580	520	£ 717
Adjusted equity, At 1 April 2018		£ 520